Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Income
Loans	$ 82	$ 74	$ 166	$ 139	$ 295	$ 246	$ 313
Investment securities	17	15	34	29	59	39	12
Interest-earning deposits and other	0	1	0	1	1	1	5
Total interest income	99	90	200	169	355	286	330
Interest Expense
Deposits	11	11	22	20	42	30	42
Federal Home Loan Bank advances	8	4	15	7	18	2	95
Short-term debt	1	0	3	0
Other	2	2	4	4	8	7	7
Total interest expense	22	17	44	31	68	39	144
Net interest income	77	73	156	138	287	247	186
(Benefit) provision for loan losses	(3)	(13)	(16)	(17)	(19)	132	70
Net interest income after provision for loan losses	80	86	172	155	306	115	116
Noninterest Income
Net gain on loan sales	90	83	165	174	288	206	402
Loan fees and charges	19	19	34	36	67	73	104
Deposit fees and charges	6	6	12	12	25	22	21
Loan administration income	4	7	10	11	26	24	6
Net return on mortgage servicing asset					28	24	91
Net (loss) gain on sale of assets	0	(2)	(2)	(2)	(1)	12	2
Net impairment losses					0	0	(9)
Representation and warranty benefit (provision)	4	5	6	7	19	(10)	(36)
Other noninterest income					18	10	72
Total noninterest income	128	126	233	245	470	361	653
Noninterest Expense
Compensation and benefits	66	59	134	120	237	233	279
Commissions	14	11	24	21	39	35	54
Occupancy and equipment	21	20	43	40	81	80	80
Asset resolution	1	5	4	13	15	57	52
Federal insurance premiums	3	6	6	12	23	23	35
Loss on extinguishment of debt					0	0	178
Loan processing expense	15	14	27	26	52	37	52
Legal and professional expense	6	8	15	17	36	51	78
Other noninterest expense	13	15	23	27	53	63	110
Noninterest Income, Other Operating Income (Loss)	9	(1)	18	0
Total noninterest expense	139	138	276	276	536	579	918
Income (loss) before income taxes	69	74	129	124	240	(103)	(149)
Provision (benefit) for income taxes	22	28	43	46	82	(34)	(416)
Net income (loss)	$ 47	$ 46	$ 86	$ 78	158	(69)	267
Preferred stock dividend/accretion					0	(1)	(6)
Net income (loss) from continuing operations					$ 158	$ (70)	$ 261
Earnings (loss) per share
Basic (in usd per share)	$ 0.67	$ 0.69	$ 1.23	$ 1.12	$ 2.27	$ (1.72)	$ 4.40
Diluted (in usd per share)	$ 0.66	$ 0.68	$ 1.21	$ 1.11	$ 2.24	$ (1.72)	$ 4.37
Weighted average shares outstanding
Basic (in shares)	56,574,796	56,436,026	56,544,256	56,410,880	56,426,977	56,246,528	56,063,282
Diluted (in shares)	57,751,230	57,165,072	57,623,081	56,971,133	57,164,523	56,246,528	56,518,181